Consolidated Statements of Profit or Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Diluted earnings per share	$ 0.75	$ 0.82	$ 0.61